Shareholders Equity (Narrative) (Details)	12 Months Ended
Feb. 28, 2017 CAD yr
Shareholders Equity 1	0
Shareholders Equity 2	57,425
Shareholders Equity 3	CAD 139,789
Shareholders Equity 4	11.17
Shareholders Equity 5	641,485
Shareholders Equity 6	CAD 501,696
Shareholders Equity 7	40,705
Shareholders Equity 8	CAD 176,316
Shareholders Equity 9	11.17
Shareholders Equity 10	454,708
Shareholders Equity 11	CAD 278,392
Shareholders Equity 12	41,008
Shareholders Equity 13	CAD 175,094
Shareholders Equity 14	11.17
Shareholders Equity 15	458,129
Shareholders Equity 16	CAD 283,035
Shareholders Equity 17	20.00%
Shareholders Equity 18 | yr	10
Shareholders Equity 19	CAD 0
Shareholders Equity 20	0
Shareholders Equity 21	45,158
Shareholders Equity 22	0
Shareholders Equity 23	0
Shareholders Equity 24	606,060
Shareholders Equity 25	0
Shareholders Equity 26	0
Shareholders Equity 27	CAD 606,060
Shareholders Equity 28	0
Shareholders Equity 29	0
Shareholders Equity 30	CAD 0
Shareholders Equity 31	0
Shareholders Equity 32	0
Shareholders Equity 33	905,000
Shareholders Equity 34	72,767